UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-10467

                        CAUSEWAY CAPITAL MANAGEMENT TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                    11111 Santa Monica Boulevard, Suite 1500
                              Los Angeles, CA 90025
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-947-7000


                      DATE OF FISCAL YEAR END: SEPTEMBER 30

                    DATE OF REPORTING PERIOD: MARCH 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.

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                          [BACKGROUND GRAPHIC OMITTED]




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                                 [LOGO OMITTED]



--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------



                                    CAUSEWAY
                                 INTERNATIONAL
                                   VALUE FUND
                          (CLOSED TO CERTAIN INVESTORS)
                                 MARCH 31, 2007




      --------------------------------------------------------------------




--------------------------------------------------------------------------------

                           TABLE OF CONTENTS



                           Letter to Shareholders                              2

                           Schedule of Investments                             5

                           Sector Diversification                             10

                           Statement of Assets and Liabilities                11

                           Statement of Operations                            12

                           Statement of Changes in Net Assets                 13

                           Financial Highlights                               14

                           Notes to Financial Statements                      16

                           Disclosure of Fund Expenses                        22

LETTER TO SHAREHOLDERS


For the six months ended March 31, 2007, the Causeway International Value Fund Institutional Class returned 13.35% and Investor Class returned 13.18%, compared to the MSCI EAFE(R) Index return of 14.98% for the same period. Abundant global liquidity coupled with the perception of a soft landing in the US economy fueled investors' appetite for equities in the final stretch of 2006. Volatility returned to equity markets during the first quarter of 2007, fueled by uncertainty over the prospects for global economic growth, inflation, and monetary policy. A late February plunge in the Chinese domestic A-share market seemed to unnerve investors worldwide. As a result, risk premiums widened in late February. However, by the end of March, risky assets once again attracted investors. We suspect that the subprime lending crisis in the US has removed the lingering threat of additional US monetary policy tightening, opening the door to renewed liquidity and monetary expansion.

Despite positive absolute returns, the Fund underperformed the MSCI EAFE(R) Index over the period. The majority of the underperformance versus the Index can be attributed to weak stock performance in three sectors: consumer discretionary, information technology, and financials. Holdings in the semiconductors, automobiles, real estate, consumer services, and consumer durables industries detracted from relative performance. The better relative performing industries for the Fund included banks, energy, food beverage & tobacco, telecommunication services, and capital goods. Analysis of specific regions shows that several holdings in two countries that are not part of the MSCI EAFE(R) Index, Canada and South Korea, detracted from relative performance. However, we continue to believe that, over the long-term, companies located in these two countries warrant consideration for inclusion in our developed international equity strategy.

As to individual stocks, two holdings in the Fund, PartyGaming and Neteller, suffered significant declines in the days immediately after the US federal government enacted legislation on September 30 that effectively closed online gambling in the United States. Additional notable detractors to return included Samsung Electronics Co. Ltd. (South Korea), which suffered from cyclical pricing pressure in semiconductors; Celestica Inc. (Canada), an electronics outsourcing manufacturer; Sankyo Co. Ltd. (Japan), a manufacturer of Pachinko slot machines; Mitsubishi UFJ Financial Group (Japan), the largest bank in the world measured by assets, which should benefit from the shift towards retail banking; and Telefonaktiebolaget LM Ericsson, Class B (Sweden), a telecommunications equipment manufacturer gaining market share. Meanwhile, the largest single contributor to return during the period was French construction and concession operator, Vinci. Vinci continues to benefit from the reinvestment of construction cash flow into the management of infrastructure assets including toll roads and parking structures. The earnings profile for these long-term concession contracts are less volatile, provide improved visibility, and are also more sustainable. Other notable top contributors to return included Electricite de France, a power utility benefiting from the demand profile of neighboring European countries; ABN Amro Holding NV (Netherlands), a global bank holding company which is the subject of a recent acquisition bid;


--------------------------------------------------------------------------------
2                       CAUSEWAY INTERNATIONAL VALUE FUND

Posco (South Korea), the low cost producer of high grade steel; Telefonica SA (Spain) and Telenor ASA (Norway), two telecommunication operators with significant exposure to emerging markets; and British American Tobacco PLC (UK), another beneficiary of expansion in developing countries.

Japan revisited deflation in February (core consumer prices fell 0.1% year-over-year), a setback in the wake of the Bank of Japan's interest rate hike to 0.50%. Despite the consumer price index slippage, the Japanese economy remains on track for continued above-trend growth. Ongoing improvement in the Euro zone labor market is boosting consumer spending. German factory orders rose in March, maintaining the strong momentum in the underlying growth trend in that country. The US economy is experiencing a slowdown in the housing market and a growing crisis in subprime mortgage lending. However, full employment and wage inflation could pressure the US Federal Reserve to hold the overnight lending rate steady at 5.25% this year. In the UK, inflation reached 2.8% in February, well above the Bank of England's target. This may lead to further interest rate hikes in the UK. The research bureau of China's central bank released its forecast for economic growth for 2007 at 10% (down from a reported 10.7% rise in 2006) with modest inflation. In its latest efforts to prevent the economy from overheating, the People's Bank of China raised the benchmark one-year lending rate in March by 27 basis points to 6.39% and the one-year deposit rate by the same amount to 2.79%. Money supply growth across the G7 nations is accelerating above and beyond the pace of nominal economic activity. The powerful wealth effect from money supply growth influences consumer balance sheets, investor psychology, and asset prices.

In recent years, equity valuations have generally kept pace with earnings growth. In some cases, valuations optimistically reflect assumptions of near flawless future expansion. Since the stock market lows of March 2003, international equities have delivered exceptional performance. The four-year cumulative return for the MSCI EAFE(R) Index is 175% or 29% annualized (through 3/31/07). In contrast, the 15-year annualized return is a less exciting 9%. In this decade, corporate profit margins have benefited from the combination of economic recovery driving top-line revenues together with dramatic cost reduction. While profit margins should remain high, earnings growth will likely revert to historical average levels. Risks include an economic recession or a contagion of the subprime lending markets spreading to other credit classes, although both of these cases currently appear unlikely. Corporate merger and acquisitions activity measured through size and volume continues to reach record proportions and shows no signs of abating. We remain disciplined in the prices we are willing to pay to access future earnings. Furthermore, we continue to prefer abundant financial strength. We are finding value in the laggards--companies in industries temporarily lacking momentum. Such areas include telecommunications, banking, energy services, insurance and pharmaceuticals. Many high-quality companies in these industries still offer attractive valuations and return sizable amounts of surplus capital to shareholders, often a precondition for strong performance in the years ahead.


--------------------------------------------------------------------------------
                        CAUSEWAY INTERNATIONAL VALUE FUND                      3

We thank you for your continued confidence in Causeway International Value Fund and look forward to serving you in the future.



/s/ Harry W. Hartford             /s/ Sarah H. Ketterer       /s/ James A. Doyle

Harry W. Hartford                 Sarah H. Ketterer           James A. Doyle
Portfolio Manager                 Portfolio Manager           Portfolio Manager





/s/ Jonathan P. Eng               /s/ Kevin Durkin

Jonathan P. Eng                   Kevin Durkin
Portfolio Manager                 Portfolio Manager



May 8, 2007



THE ABOVE COMMENTARY EXPRESSES THE PORTFOLIO MANAGERS' VIEWS AS OF THE DATE SHOWN AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE REGARDING ANY STOCK. THESE VIEWS AND THE PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE. THERE IS NO GUARANTEE THAT ANY FORECASTS MADE WILL COME TO PASS.

AS OF 3/31/07, AVERAGE ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS WERE 20.03% (ONE YEAR), 16.93% (FIVE YEAR) AND 18.12% (SINCE INCEPTION), AND FOR THE INVESTOR CLASS WERE 19.76% (ONE YEAR), 16.66% (FIVE YEAR) AND 17.82% (SINCE INCEPTION). INCEPTION WAS 10/26/01.

THE PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. INVESTMENT PERFORMANCE REFLECTS FEE WAIVERS IN EFFECT. IN THE ABSENCE OF SUCH FEE WAIVERS, TOTAL RETURN WOULD BE REDUCED. TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AT NET ASSET VALUE WHEN PAID. INVESTOR CLASS SHARES HAVE A SHAREHOLDER SERVICE FEE OF UP TO 0.25% PER ANNUM OF AVERAGE DAILY NET ASSETS, AND WILL HAVE LOWER PERFORMANCE THAN INSTITUTIONAL CLASS SHARES. INSTITUTIONAL CLASS SHARES HAVE NO SHAREHOLDER SERVICE FEE. FOR MORE INFORMATION, PLEASE SEE THE PROSPECTUS.

THE MSCI EAFE(R) INDEX IS AN UNMANAGED INDEX CONSISTING OF A MARKET-VALUE-WEIGHTED AVERAGE OF THE PERFORMANCE OF INTERNATIONAL SECURITIES LISTED ON EXCHANGES IN EUROPE, AUSTRALASIA AND THE FAR EAST. THE INDEX DOES NOT REFLECT THE PAYMENT OF TRANSACTION COSTS, FEES AND EXPENSES ASSOCIATED WITH AN INVESTMENT IN THE FUND. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THERE ARE SPECIAL RISKS IN FOREIGN INVESTING (PLEASE SEE NOTE 5 IN THE NOTES TO FINANCIAL STATEMENTS).




--------------------------------------------------------------------------------
4                       CAUSEWAY INTERNATIONAL VALUE FUND

SCHEDULE OF INVESTMENTS (000)*
MARCH 31, 2007 (UNAUDITED)



CAUSEWAY INTERNATIONAL VALUE FUND                                 NUMBER OF SHARES                         VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK
AUSTRALIA -- 0.5%
         Macquarie Airports Management Ltd.+                             7,940,726                    $   25,632
                                                                                                      ------------
CANADA -- 1.9%
         Celestica Inc.(1)                                               2,843,100                        17,361
         Manulife Financial Corp.                                        2,440,081                        83,908
                                                                                                      ------------
                                                                                                         101,269
                                                                                                      ------------
FINLAND -- 0.3%
         Stora Enso Oyj                                                  1,096,280                        19,034
                                                                                                      ------------
FRANCE -- 19.2%
         Accor SA                                                          842,076                        80,459
         Air Liquide SA                                                    141,380                        34,461
         AXA SA                                                          2,919,201                       123,750
         BNP Paribas SA                                                    826,102                        86,270
         Electricite de France                                             665,643                        55,795
         France Telecom SA+                                              4,240,202                       111,961
         Publicis Groupe SA                                              1,795,448                        86,711
         Sanofi-Aventis+                                                 1,457,994                       126,769
         Technip SA                                                      1,458,613                       106,991
         Total SA                                                          867,027                        60,737
         Vinci SA                                                        1,113,987                       172,619
                                                                                                      ------------
                                                                                                       1,046,523
                                                                                                      ------------
GERMANY -- 10.8%
         Bayer AG                                                        1,230,995                        78,654
         Bayerische Motoren Werke AG                                       944,223                        55,703
         Commerzbank AG                                                    787,444                        34,833
         Depfa Bank PLC                                                  3,421,258                        61,093



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
------------------------------------------------------------------------------------------------------------------
                                         CAUSEWAY INTERNATIONAL VALUE FUND                                       5


SCHEDULE OF INVESTMENTS (000)* (CONTINUED)
MARCH 31, 2007 (UNAUDITED)



CAUSEWAY INTERNATIONAL VALUE FUND                                 NUMBER OF SHARES                         VALUE
------------------------------------------------------------------------------------------------------------------
GERMANY -- (CONTINUED)
         Deutsche Post AG                                                3,511,602                    $  106,277
         E.ON AG                                                           820,463                       111,531
         Siemens AG                                                      1,296,196                       138,530
                                                                                                      ------------
                                                                                                         586,621
                                                                                                      ------------
HONG KONG -- 4.2%
         CNOOC Ltd.                                                     81,124,000                        71,128
         Henderson Land Development Co. Ltd.                            12,026,648                        70,272
         PetroChina Co. Ltd., Class H                                   42,051,712                        49,896
         Yue Yuen Industrial Holdings Ltd.+                             11,038,033                        37,440
                                                                                                      ------------
                                                                                                         228,736
                                                                                                      ------------
IRELAND -- 2.9%
         Allied Irish Banks PLC                                          1,486,596                        44,078
         CRH PLC                                                         2,312,941                        98,791
         Smurfit Kappa PLC(1)+                                             621,700                        15,527
                                                                                                      ------------
                                                                                                         158,396
                                                                                                      ------------
JAPAN -- 7.2%
         Astellas Pharma Inc.                                              291,900                        12,586
         Honda Motor Co. Ltd.                                            2,567,600                        89,567
         Mitsubishi UFJ Financial Group                                      7,701                        86,932
         Sankyo Co. Ltd.                                                 1,045,700                        45,975
         Takeda Pharmaceutical Co. Ltd.                                  1,200,500                        78,763
         Yamaha Motor Co. Ltd.                                           2,772,100                        77,643
                                                                                                      ------------
                                                                                                         391,466
                                                                                                      ------------




                     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
------------------------------------------------------------------------------------------------------------------
6                                        CAUSEWAY INTERNATIONAL VALUE FUND


SCHEDULE OF INVESTMENTS (000)* (CONTINUED)
MARCH 31, 2007 (UNAUDITED)



CAUSEWAY INTERNATIONAL VALUE FUND                                 NUMBER OF SHARES                         VALUE
------------------------------------------------------------------------------------------------------------------
NETHERLANDS -- 7.3%
         ABN AMRO Holding NV                                             1,809,887                    $   77,885
         ING Groep NV                                                    2,331,619                        98,561
         Koninklijke Philips Electronics NV                              2,577,600                        98,425
         Royal Dutch Shell PLC, Class A                                    530,337                        17,637
         TNT NV                                                          1,774,453                        81,360
         Unilever NV                                                       916,507                        26,685
                                                                                                      ------------
                                                                                                         400,553
                                                                                                      ------------
NORWAY -- 3.0%
         Frontline Ltd.                                                    912,806                        32,446
         Ship Finance International Ltd.                                   154,201                         4,238
         Stolt-Nielsen SA                                                1,573,970                        46,882
         Telenor ASA                                                     4,533,290                        80,569
                                                                                                    ---------------
                                                                                                         164,135
                                                                                                    ---------------
SOUTH KOREA -- 4.4%
         LG Telecom Ltd.(1)                                              4,927,059                        56,055
         Samsung Electronics Co. Ltd.                                      207,799                       124,392
         Shinhan Financial Group Co. Ltd.                                1,063,810                        61,080
                                                                                                      ------------
                                                                                                         241,527
                                                                                                      ------------
SPAIN -- 2.8%
         Enagas SA                                                       1,618,476                        41,806
         Telefonica SA                                                   4,986,072                       109,880
                                                                                                      ------------
                                                                                                         151,686
                                                                                                      ------------
SWEDEN -- 1.8%
         Telefonaktiebolaget LM Ericsson, Class B                       26,043,000                        95,885
                                                                                                      ------------




                     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
------------------------------------------------------------------------------------------------------------------
                                         CAUSEWAY INTERNATIONAL VALUE FUND                                       7


SCHEDULE OF INVESTMENTS (000)* (CONTINUED)
MARCH 31, 2007 (UNAUDITED)



CAUSEWAY INTERNATIONAL VALUE FUND                                 NUMBER OF SHARES                         VALUE
------------------------------------------------------------------------------------------------------------------
SWITZERLAND -- 6.9%
         Credit Suisse Group                                             1,342,771                    $   96,346
         Novartis AG                                                     1,448,318                        83,064
         Syngenta AG(1)                                                    454,681                        86,985
         Zurich Financial Services AG                                      372,485                       107,504
                                                                                                      ------------
                                                                                                         373,899
                                                                                                      ------------
UNITED KINGDOM -- 23.2%
         Allied Irish Banks PLC                                          1,037,558                        30,695
         Aviva PLC                                                       5,680,775                        83,659
         BAE Systems PLC                                                13,705,024                       124,037
         BP PLC                                                          7,206,581                        78,268
         British American Tobacco PLC                                    5,091,193                       159,169
         Compass Group PLC                                               9,003,090                        60,226
         GlaxoSmithKline PLC                                             1,851,248                        50,883
         HBOS PLC                                                        4,459,401                        91,862
         HSBC Holdings PLC                                               4,867,215                        84,602
         Kingfisher PLC                                                 14,623,784                        80,059
         Rio Tinto PLC                                                   1,501,358                        85,723
         Royal Bank of Scotland Group PLC                                2,646,421                       103,303
         Royal Dutch Shell PLC, Class B                                  1,990,487                        66,224
         Unilever PLC                                                    2,980,787                        89,788
         Vodafone Group PLC                                             28,456,953                        75,865
                                                                                                      ------------
                                                                                                       1,264,363
                                                                                                      ------------
TOTAL COMMON STOCK
         (COST $4,067,570) -- 96.4%                                                                    5,249,725
                                                                                                      ------------




                     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
------------------------------------------------------------------------------------------------------------------
8                                        CAUSEWAY INTERNATIONAL VALUE FUND


SCHEDULE OF INVESTMENTS (000)* (CONCLUDED)
MARCH 31, 2007 (UNAUDITED)



CAUSEWAY INTERNATIONAL VALUE FUND                                 NUMBER OF SHARES                         VALUE
------------------------------------------------------------------------------------------------------------------
CASH EQUIVALENT
         Federated Prime Obligations Fund, 5.33%**                     191,554,777                    $  191,555
                                                                                                      ------------
TOTAL CASH EQUIVALENT
         (COST $191,555) -- 3.5%                                                                         191,555
                                                                                                      ------------
TOTAL INVESTMENTS
         (COST $4,259,125) -- 99.9%                                                                    5,441,280
                                                                                                      ------------
OTHER ASSETS & LIABILITIES, NET -- 0.1%                                                                    5,185
                                                                                                      ------------
NET ASSETS -- 100.0%                                                                                  $5,446,465
                                                                                                      ============

*    Except for share data
**   The rate shown represents the 7-day effective yield as of March 31, 2007.
+    Resales of portions of these securities are subject to Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally on foreign exchanges or to qualified institutional buyers.
1    Non-income producing security.






                     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
------------------------------------------------------------------------------------------------------------------
                                         CAUSEWAY INTERNATIONAL VALUE FUND                                       9

SECTOR DIVERSIFICATION


AS OF MARCH 31, 2007, THE SECTOR DIVERSIFICATION WAS AS FOLLOWS (UNAUDITED):


CAUSEWAY INTERNATIONAL VALUE FUND                             % OF NET ASSETS
--------------------------------------------------------------------------------

COMMON STOCK
Financial                                                              26.2%
Consumer Discretionary                                                 13.1
Industrial                                                             12.8
Energy                                                                  8.9
Communications                                                          8.0
Basic Materials                                                         7.7
Health Care                                                             6.5
Consumer Staples                                                        5.0
Technology                                                              4.4
Utilities                                                               3.8
                                                                   --------
TOTAL COMMON STOCK                                                     96.4
                                                                   ========
SHORT-TERM SECURITIES                                                   3.5
                                                                   --------
EXCESS OF CASH AND RECEIVABLES OVER PAYABLES                            0.1
                                                                   --------
NET ASSETS                                                            100.0%
                                                                   ========







    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
10                      CAUSEWAY INTERNATIONAL VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (000)* (UNAUDITED)


                                                                                           CAUSEWAY
                                                                                      INTERNATIONAL
                                                                                         VALUE FUND
                                                                                    ---------------
                                                                                            3/31/07
                                                                                    ---------------
ASSETS:
   Investments at Market Value (Cost $4,259,125)                                         $5,441,280
   Receivable for Dividends and Interest                                                     21,584
   Receivable for Investment Securities Sold                                                 13,546
   Receivable for Fund Shares Sold                                                            6,667
   Receivable for Tax Reclaims                                                                2,352
   Receivable for Foreign Currency                                                            2,133
                                                                                         ----------
     TOTAL ASSETS                                                                         5,487,562
                                                                                         ----------
LIABILITIES:
   Payable for Investment Securities Purchased                                               28,596
   Payable for Fund Shares Redeemed                                                           8,017
   Payable due to Investment Adviser                                                          3,599
   Payable for Shareholder Service Fees                                                         356
   Payable due to Administrator                                                                 175
   Payable for Trustees' Fees                                                                    39
   Other Accrued Expenses                                                                       315
                                                                                         ----------
     TOTAL LIABILITIES                                                                       41,097
                                                                                         ----------
     NET ASSETS                                                                          $5,446,465
                                                                                         ==========
NET ASSETS:
   Paid-in-Capital (unlimited authorization -- no par value)                             $3,963,949
   Undistributed Net Investment Income                                                       23,210
   Accumulated Net Realized Gain on Investments                                             276,898
   Net Unrealized Appreciation on Investments                                             1,182,155
   Net Unrealized Appreciation on Foreign Currencies and Translation of
     Other Assets and Liabilities Denominated in Foreign Currencies                             253
                                                                                         ----------
     NET ASSETS                                                                          $5,446,465
                                                                                         ==========
   NET ASSET VALUE (BASED ON NET ASSETS OF $3,813,604,595 / 186,654,406 SHARES)
     OFFERING AND REDEMPTION PRICE PER SHARE -- INSTITUTIONAL CLASS                      $    20.43
                                                                                         ==========
   NET ASSET VALUE (BASED ON NET ASSETS OF $1,632,860,746 / 80,343,541 SHARES)
     OFFERING AND REDEMPTION PRICE PER SHARE -- INVESTOR CLASS                           $    20.32
                                                                                         ==========

* Except for Net Asset Value data.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                        CAUSEWAY INTERNATIONAL VALUE FUND                     11

STATEMENT OF OPERATIONS (000) (UNAUDITED)


                                                                                                   CAUSEWAY
                                                                                              INTERNATIONAL
                                                                                                 VALUE FUND
                                                                                            ---------------
                                                                                                10/01/06 to
                                                                                                    3/31/07
                                                                                            ---------------
INVESTMENT INCOME:
   Dividend Income (net of foreign taxes withheld of $2,736)                                       $ 53,899
   Interest Income                                                                                      560
                                                                                                   --------
   TOTAL INVESTMENT INCOME                                                                           54,459
                                                                                                   --------
EXPENSES:
   Investment Advisory Fees                                                                          20,431
   Shareholder Service Fees -- Investor Class                                                         1,777
   Administration Fees                                                                                1,009
   Custodian Fees                                                                                       891
   Transfer Agent Fees                                                                                  203
   Printing Fees                                                                                        166
   Professional Fees                                                                                     79
   Trustees' Fees                                                                                        57
   Registration Fees                                                                                     24
   Other Fees                                                                                           126
                                                                                                   --------
   TOTAL EXPENSES                                                                                    24,763
                                                                                                   --------
   NET INVESTMENT INCOME                                                                             29,696
                                                                                                   --------
   NET REALIZED AND UNREALIZED GAIN (L0SS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
   Net Realized Gain from Security Transactions                                                     287,264
   Net Realized Loss from Foreign Currency Transactions                                                (190)
   Net Change in Unrealized Appreciation on Investments                                             317,434
   Net Change in Unrealized Appreciation on Foreign Currency and Translation of
     Other Assets and Liabilities Denominated in Foreign Currency                                       300
                                                                                                   --------
   NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                604,808
                                                                                                   --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                               $634,504
                                                                                                   ========




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
12                      CAUSEWAY INTERNATIONAL VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS (000)




                                                                   CAUSEWAY INTERNATIONAL VALUE FUND
                                                                   ---------------------------------
                                                                      10/01/06 to     10/01/05 to
                                                                          3/31/07         9/30/06
                                                                      (Unaudited)       (Audited)
                                                                   --------------   -------------
OPERATIONS:
   Net Investment Income                                               $   29,696      $   93,635
   Net Realized Gain from Security Transactions                           287,264         213,536
   Net Realized Loss from Foreign Currency Transactions                      (190)           (953)
   Net Change in Unrealized Appreciation on Investments                   317,434         445,761
   Net Change in Unrealized Appreciation on Foreign Currency and
   Translation of Other Assets and Liabilities Denominated
     in Foreign Currency                                                      300             127
                                                                       ----------      ----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   634,504         752,106
                                                                       ----------      ----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income Dividends:
     Institutional Class                                                  (39,798)        (61,967)
     Investor Class                                                       (13,963)        (24,633)
                                                                       ----------      ----------
   Total Net Investment Income Dividends                                  (53,761)        (86,600)
                                                                       ----------      ----------
   Net Capital Gain Distributions:
     Institutional Class                                                 (154,256)        (96,583)
     Investor Class                                                       (66,745)        (42,410)
                                                                       ----------      ----------
   Total Net Capital Gain Distributions                                  (221,001)       (138,993)
                                                                       ----------      ----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS                     (274,762)       (225,593)
                                                                       ----------      ----------
   NET INCREASE IN NET ASSETS DERIVED FROM
     CAPITAL SHARE TRANSACTIONS(1)                                        329,640         221,112
                                                                       ----------      ----------
   TOTAL INCREASE IN NET ASSETS                                           689,382         747,625
                                                                       ----------      ----------
NET ASSETS:
   Beginning of Period                                                  4,757,083       4,009,458
                                                                       ----------      ----------
   END OF PERIOD                                                       $5,446,465      $4,757,083
                                                                       ==========      ==========
   UNDISTRIBUTED NET INVESTMENT INCOME                                 $   23,210      $   47,465
                                                                       ==========      ==========

(1) See Note 7 in the Notes to Financial Statements.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                        CAUSEWAY INTERNATIONAL VALUE FUND                     13

FINANCIAL HIGHLIGHTS
FOR THE SIX MONTH PERIOD ENDED MARCH 31, 2007 (UNAUDITED), THE YEARS ENDED SEPTEMBER 30, 2006, 2005, 2004 AND 2003, AND THE PERIOD FROM INCEPTION(1) THROUGH SEPTEMBER 30, 2002.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS


---------------------------------------------------------------------------------------------------------------------

                                    Net Realized
                                             and
             Net Asset                Unrealized               Dividends  Distributions          Total
                Value,         Net          Gain       Total    from Net           from      Dividends
             Beginning  Investment     (Loss) on        from  Investment        Capital            and  Redemption
             of Period      Income    Securities  Operations      Income          Gains  Distributions        Fees
---------------------------------------------------------------------------------------------------------------------
CAUSEWAY INTERNATIONAL VALUE FUND+
INSTITUTIONAL CLASS
 2007*          $19.04       $0.12        $ 2.39       $2.51      $(0.23)        $(0.89)        $(1.12)        $--
 2006            16.99        0.39          2.61        3.00       (0.37)         (0.58)         (0.95)         --
 2005            14.80        0.34          2.56        2.90       (0.26)         (0.45)         (0.71)         --
 2004            11.86        0.23          2.98        3.21       (0.18)         (0.09)         (0.27)         --
 2003             8.82        0.18          2.98        3.16       (0.08)         (0.04)         (0.12)         --
 2002(1)*        10.00        0.09         (1.26)      (1.17)      (0.01)            --          (0.01)         --
INVESTOR CLASS
 2007*          $18.93       $0.10        $ 2.37       $2.47      $(0.19)        $(0.89)        $(1.08)        $--
 2006            16.90        0.35          2.60        2.95       (0.34)         (0.58)         (0.92)         --
 2005            14.73        0.29          2.57        2.86       (0.24)         (0.45)         (0.69)         --
 2004            11.81        0.18          2.99        3.17       (0.16)         (0.09)         (0.25)         --
 2003             8.80        0.16          2.96        3.12       (0.07)         (0.04)         (0.11)         --
 2002(1)*        10.00        0.07         (1.26)      (1.19)      (0.01)            --          (0.01)         --

(1) Commenced operations on October 26, 2001.
*   All ratios for periods less than one year are annualized. Total returns and portfolio turnover rates are for the periods indicated and have not been annualized.
+   Per share amounts calculated using average shares method except for 2002.
++  Expense ratio affected by commission recapture payments. See Note 2 in the Notes to Financial Statements.
Amounts designated as "--" are $0 or are rounded to $0.






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
14                      CAUSEWAY INTERNATIONAL VALUE FUND

--------------------------------------------------------------------------------------------------------------
                                                     Ratio of
                                                  Expenses to                   Ratio
                                                  Average Net    Ratio of      of Net
                                      Net Assets       Assets    Expenses  Investment
             Net Asset                    End of   (Excluding  to Average      Income       Portfolio
            Value, End       Total        Period   Commission         Net  to Average        Turnover
             of Period      Return         (000)   Recapture)      Assets  Net Assets            Rate
--------------------------------------------------------------------------------------------------------------
CAUSEWAY INTERNATIONAL VALUE FUND+
INSTITUTIONAL CLASS
 2007*          $20.43       13.35%   $3,813,604         0.90%       0.90%       1.23%          21.17%
 2006            19.04       18.54     3,323,722         0.92        0.92        2.18           38.22
 2005            16.99       19.98     2,817,467         0.98        0.98        2.10           22.43
 2004            14.80       27.41       997,371         1.02        1.00++      1.61           21.11
 2003            11.86       36.21       224,464         1.05        1.04++      1.74           32.32
 2002(1)*         8.82      (11.72)       70,883         1.05        1.03++      1.70           46.76
INVESTOR CLASS
 2007*          $20.32       13.18%   $1,632,861         1.13%       1.13%       1.00%          21.17%
 2006            18.93       18.27     1,433,361         1.15        1.15        1.97           38.22
 2005            16.90       19.74     1,191,991         1.21        1.21        1.81           22.43
 2004            14.73       27.16       741,969         1.25        1.23++      1.31           21.11
 2003            11.81       35.76       321,167         1.28        1.27++      1.55           32.32
 2002(1)*         8.80      (11.95)      129,468         1.29        1.27++      1.44           46.76







--------------------------------------------------------------------------------
                        CAUSEWAY INTERNATIONAL VALUE FUND                     15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. ORGANIZATION


Causeway International Value Fund (the "Fund") is a series of Causeway Capital Management Trust (the "Trust"). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is a Delaware statutory trust that was established on August 10, 2001. The Fund began operations on October 26, 2001. The Fund is authorized to offer two classes of shares, the Institutional Class and the Investor Class. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of the Fund. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies. The Trust has one additional series, the financial statements of which are presented separately.

Effective February 28, 2005, the Fund closed to certain investors.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Except as described below, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last reported sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the last reported bid price. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with fair value pricing procedures approved by the Fund's Board of Trustees (the "Board"). The Fund's fair value pricing procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value pricing procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When the Committee values a security in accordance with the fair value pricing procedures,



--------------------------------------------------------------------------------
16                      CAUSEWAY INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)
(CONTINUED)


the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

The Fund uses a third party vendor to fair value certain non-U.S. securities if there is a movement in the U.S. market that exceeds thresholds established by the Committee. The vendor provides a fair value for foreign securities based on factors and methodologies involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security. As of March 31, 2007, there were no securities fair valued by the vendor.

CASH AND CASH EQUIVALENTS -- Investments in the Federated Prime Obligations Fund are valued daily at the cost of the deposit account.

SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the trade date the security is purchased or sold. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars on the following basis:

(1) the market value of investment securities, assets and liabilities is converted at the current rate of exchange; and

(2) purchases and sales of investment securities, income and expenses are converted at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

FOREIGN CURRENCY CONTRACTS -- When the Fund purchases or sells foreign securities, it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transaction. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract's terms.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets. Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class specific expenses are allocated to the respective classes on the basis of relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS -- Dividends, from net investment income, if any, are declared and paid on an annual basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

REDEMPTION FEE -- The Fund imposes a redemption fee of 2% on the original value of capital shares redeemed by shareholders less than 90 days after purchase. The redemption fee does not apply to shares purchased through reinvested distributions, shares redeemed through designated systematic withdrawal plans, or omnibus account

--------------------------------------------------------------------------------
                        CAUSEWAY INTERNATIONAL VALUE FUND                     17

NOTES TO FINANCIAL STATEMENTS (Unaudited)
(CONTINUED)


arrangements through financial intermediaries where the purchase and sale orders of a number of persons are aggregated before being communicated to the Fund. However, the Fund seeks agreements with these intermediaries to impose the Fund's redemption fee or a different redemption fee on their customers if feasible, or to impose other appropriate restrictions on excessive short-term trading. For the six months ended March 31, 2007, the Institutional Class and Investor Class received $109,760 and $47,191 in redemption fees, respectively.

Brokerage commission recapture payments are credited to realized capital gains and are included in net realized gains from security transactions on the statement of operations. For the six months ended March 31, 2007, the Fund received commission recapture payments of $89,909. Prior to 2004, commission recapture payments were offset against expenses.

3. INVESTMENT ADVISORY, ADMINISTRATION, SHAREHOLDER SERVICE AND DISTRIBUTION AGREEMENTS

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the "Advisory Agreement") with Causeway Capital Management LLC (the "Adviser"). Under the Advisory Agreement, the Adviser is entitled to a monthly fee equal to an annual rate of 0.80% of the Fund's average daily net assets. The Adviser contractually agreed through September 30, 2007 to waive its fee and, to the extent necessary, reimburse the Fund to keep total annual operating expenses (excluding brokerage fees and commissions, interest, taxes, and extraordinary expenses) from exceeding 1.05% and 1.30% of Institutional Class and Investor Class average daily net assets, respectively. No waivers or reimbursements were required under the contract for the six months ended March 31, 2007.

The Trust and SEI Investments Global Funds Services (the "Administrator") have entered into an Administration Agreement. Effective January 1, 2006, under the terms of the Administration Agreement, the Administrator is entitled to an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Trust as follows: 0.06% up to $1 billion; 0.05% of the assets exceeding $1 billion up to $2 billion; 0.04% of the assets exceeding $2 billion up to $3 billion; 0.03% of the assets exceeding $3 billion up to $4 billion; and 0.02% of the assets exceeding $4 billion. The Trust is subject to a minimum annual fee of $165,000 for all portfolios and classes in existence on the agreement date increased by $80,000 for any portfolio created thereafter and increased by $20,000 for each new class in excess of two added after the agreement date.

The Trust has adopted a Shareholder Service Plan and Agreement for Investor Class shares that allows the Trust to pay broker-dealers and other financial intermediaries a fee of up to 0.25% per annum of average daily net assets for services provided to Investor Class shareholders. For the six months ended March 31, 2007, the Investor Class paid 0.23% of average daily net assets under this plan.

The Trust and SEI Investments Distribution Co. (the "Distributor") have entered into a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

--------------------------------------------------------------------------------
18                      CAUSEWAY INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)
(CONTINUED)


The officers of the Trust are also officers or employees of the Administrator, Distributor or Investment Adviser. They receive no fees for serving as officers of the Trust.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, during the six months ended March 31, 2007, for the Fund were as follows:

                        Purchases                   Sales
                          (000)                     (000)
                      ---------------------------------------
                       $1,060,127                $1,069,895
                      ---------------------------------------

5. RISKS OF FOREIGN INVESTING

The Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the U.S. as a result of, among other factors, the possibility of future social, political and economic developments and the level of governmental supervision and regulation of securities markets in different foreign countries. These risks are higher for emerging markets investments.

6. FEDERAL TAX INFORMATION

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The Fund may be subject to taxes imposed by countries in which it invests in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles in the United States of America. These book/tax differences are either temporary or permanent in nature. As of September 30, 2006, the primary book/tax differences relate to the effect of wash sales. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions made during the year may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

The tax character of dividends and distributions declared during the fiscal years ended September 30, 2006 and September 30, 2005, were as follows (000):

                                Ordinary    Long-Term
                                 Income   Capital Gain    Total
             -----------------------------------------------------
               2006             $133,659     $91,934    $225,593
               2005               52,035      41,106      93,141
             -----------------------------------------------------


--------------------------------------------------------------------------------
                        CAUSEWAY INTERNATIONAL VALUE FUND                     19

NOTES TO FINANCIAL STATEMENTS (Unaudited)
(CONTINUED)


As of September 30, 2006, the components of distributable income on a tax basis were as follows (000):

 Undistributed    Undistributed                   Post-October        Total
   Ordinary         Long-Term      Unrealized       Currency      Distributable
    Income        Capital Gain    Appreciation       Losses          Income
--------------------------------------------------------------------------------
    $53,699         $206,314        $863,465         $(704)        $1,122,774
--------------------------------------------------------------------------------

Post-October currency losses represent losses realized on currency transactions from November 1, 2005 through September 30, 2006 that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

At March 31, 2007, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investment securities for the Fund were as follows (000):
                                                                       Net
   Federal             Appreciated            Depreciated           Unrealized
  Tax Cost             Securities             Securities           Appreciation
--------------------------------------------------------------------------------
 $4,259,125            $1,239,930              $(57,775)            $1,182,155
--------------------------------------------------------------------------------

7. CAPITAL SHARES ISSUED AND REDEEMED (000)

                                                     Six Months Ended                 Year Ended
                                                March 31, 2007 (Unaudited)      September 30, 2006 (Audited)
                                                --------------------------      ----------------------------
                                                  SHARES         VALUE             SHARES          VALUE
                                                 --------      ---------          --------       ---------
INSTITUTIONAL CLASS:
Shares Sold                                       16,344       $ 323,992            28,485       $ 505,559
Shares Issued in Reinvestment
   of Dividends and Distributions                  8,472         167,825             8,335         137,187
Shares Redeemed                                  (12,689)       (252,365)          (28,102)       (500,885)
Redemption Fees(1)                                    --             110                --             167
                                               ---------       ---------         ---------       ---------
Increase in Shares Outstanding Derived
   from Institutional Class Transactions          12,127         239,562             8,718         142,028
                                               ---------       ---------         ---------       ---------
INVESTOR CLASS:
Shares Sold                                       10,711         211,580            26,604         467,675
Shares Issued in Reinvestment
   of Dividends and Distributions                  4,044          79,744             4,018          65,862
Shares Redeemed                                  (10,128)       (201,293)          (25,439)       (454,529)
Redemption Fees(1)                                    --              47                --              76
                                               ---------       ---------         ---------       ---------
Increase in Shares Outstanding Derived
   from Investor Class Transactions                4,627          90,078             5,183          79,084
                                               ---------       ---------         ---------       ---------
Increase in Shares Outstanding from
   Capital Share Transactions                     16,754       $ 329,640            13,901       $ 221,112
                                               =========       =========         =========       =========

(1) See Note 2.


--------------------------------------------------------------------------------
20                      CAUSEWAY INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)
(CONCLUDED)


8. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. The Fund will not be required to adopt FIN 48 until March 31, 2008. As of March 31, 2007, the impact that will result from adopting FIN 48 has not been evaluated.

In September 2006, the FASB issued Statement on Financial Accounting Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, it is not believed that the adoption of SFAS No. 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.



--------------------------------------------------------------------------------
                        CAUSEWAY INTERNATIONAL VALUE FUND                     21

DISCLOSURE OF FUND EXPENSES (Unaudited)



All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that the Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for the Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess the Fund's comparative cost by comparing the hypothetical result for the Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT the Fund's actual return -- the account values shown may not apply to your specific investment.




--------------------------------------------------------------------------------
22                      CAUSEWAY INTERNATIONAL VALUE FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)
(CONCLUDED)


                               BEGINNING     ENDING                     EXPENSES
                                ACCOUNT      ACCOUNT     ANNUALIZED       PAID
                                 VALUE        VALUE        EXPENSE       DURING
                                10/1/06      3/31/07       RATIOS        PERIOD*
--------------------------------------------------------------------------------
CAUSEWAY INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class            $1,000.00    $1,133.50       0.90%        $4.79
HYPOTHETICAL 5% RETURN
Institutional Class            $1,000.00    $1,020.44       0.90%        $4.53
--------------------------------------------------------------------------------
CAUSEWAY INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Investor Class                 $1,000.00    $1,131.80       1.13%        $6.01
HYPOTHETICAL 5% RETURN
Investor Class                 $1,000.00    $1,019.30       1.13%        $5.69
--------------------------------------------------------------------------------

*EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).






--------------------------------------------------------------------------------
                        CAUSEWAY INTERNATIONAL VALUE FUND                     23

--------------------------------------------------------------------------------




INVESTMENT ADVISER:

Causeway Capital Management LLC
11111 Santa Monica Boulevard
Suite 1500
Los Angeles, CA  90025

DISTRIBUTOR:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA  19456

TO OBTAIN MORE INFORMATION:

Call 1-866-947-7000 or visit us online
at www.causewayfunds.com

This material must be preceded or accompanied by a current prospectus.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-947-7000; and (ii) on the Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
                                                                 CCM-SA-001-0600
--------------------------------------------------------------------------------

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END INVESTMENT MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant does not have procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   Causeway Capital Management Trust


By (Signature and Title)*                      /s/ Turner Swan
                                               ---------------------------------
                                               Turner Swan, President

Date: May 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                      /s/ Turner Swan
                                               ---------------------------------
                                               Turner Swan, President


Date: May 30, 2007


By (Signature and Title)*                      /s/ Michael Lawson
                                               ---------------------------------
                                               Michael Lawson, Treasurer


Date: May 30, 2007